UNITED STATES SECURITIES AND
       EXCHANGE COMMISSION
       Washington, D.C. 20549

       FORM 13F

       FORM 13F COVER PAGE

Report for the Calendar Year: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Integrated Wealth Counsel, LLC
Address: 100 Clock Tower Place
         Suite 210
         Carmel, CA 93923

13F File Number: 801-11975

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Todd C. Ganos
Title: Principal
Phone: 831-624-3317
Signature, Place, and Date of Signing:

    Todd C. Ganos   Carmel, California  October 31, 2011
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

       FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 154


Form 13F Information Table Value Total: $92999


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      379 4637 SH       	Sole                 4637.000
                                                                98 1200 SH       	Defined 01                    1200.000
AT&T Inc.                      COM              00206R102       18  600 SH       	Sole                  600.000
                                                                30 1000 SH       	Defined 01                    1000.000
Abbott Labs                    COM              002824100      231 4100 SH       	Sole                 4100.000
                                                               416 7400 SH       	Defined 01                    7400.000
Alliant Techsystems, Inc.      COM              ATK            388 6795 SH       	Sole                 6575.000  220.000
American Express Co.           COM              025816109       28  600 SH       	Sole                  600.000
Apple Inc.                     COM              037833100     1081 2670 SH       	Sole                 2670.000
Ariad Pharmaceuticals,Inc.     COM              ARIA             6  500 SH       	Sole                  500.000
Becton Dickinson & Co.         COM              BDX            567 7590 SH       	Sole                 7390.000  200.000
Berkshire Hathway Inc. B       COM              084670702      204 2670 SH       	Sole                 2670.000
Biogen Idec Inc.               COM              BIIB           143 1300 SH       	Sole                 1300.000
Bristol-Myers Squibb           COM              110122108      213 6035 SH       	Sole                 6035.000
                                                               113 3200 SH       	Defined 01                    3200.000
Campbell Soup Co.              COM              134429109       33 1000 SH       	Defined 01                    1000.000
Caterpillar Inc.               COM              149123101      145 1600 SH       	Sole                 1600.000
Centurylink, Inc.              COM              CTL             20  532 SH       	Sole                  532.000
Chevron Corp.                  COM              166764100     142713409 SH       	Sole                13084.000  325.000
                                                               415 3900 SH       	Defined 01                    3900.000
Cisco Systems Inc.             COM              17275R102      55430626 SH       	Sole                30626.453
                                                                14  800 SH       	Defined 01                     800.000
Citigroup Inc.                 COM              172967101        4  162 SH       	Sole                  162.000
Coca-Cola Company              COM              191216100       42  600 SH       	Sole                  600.000
Conoco Phillips                COM              20825c104      146 2010 SH       	Sole                 2010.000
                                                               102 1400 SH       	Defined 01                    1400.000
Consolidatd Edison, Inc.       COM              209115104       12  200 SH       	Sole                  200.000
Costco Wholesale Corp.         COM              22160k105       50  600 SH       	Sole                  600.000
                                                                58  700 SH       	Defined 01                     700.000
Crexus Investments Corp        COM                               1  100 SH       	Sole                  100.000
DuPont (E.I.) De Nemours & Co. COM              263534109        4   85 SH       	Sole                   85.000
                                                                55 1200 SH       	Defined 01                    1200.000
Duke Energy Company            COM              264399106        7  300 SH       	Sole                  300.000
Encompass GP Affiliates        COM              ECGA             0 2000 SH       	Sole                 2000.000
Exelon Corp.                   COM              EXC              9  200 SH       	Sole                  200.000
Exxon Mobil Corp.              COM              30231G102     132115582 SH       	Sole                15582.000
                                                                68  800 SH       	Defined 01                     800.000
Ford Motor Company             COM              345370100        2  174 SH       	Sole                  174.000
General Electric Co.           COM              369604103      44925045 SH       	Sole                25045.000
                                                               38121300 SH       	Defined 01                   21300.000
General Motors Corp.           COM              370442105       16  800 SH       	Sole                  800.000
GlaxoSmithKline PLC            COM              37733w105      173 3800 SH       	Defined 01                    3800.000
Google, Inc.                   COM              38259P508       65  100 SH       	Sole                  100.000
HSBC Holdings PLC              COM              404280406      39010225 SH       	Sole                 9930.000  295.000
Hawaiian Electric Industries,  COM              HE              11  400 SH       	Sole                  400.000
Herborium Group, Inc.          COM              HBRM             0    3 SH       	Sole                    3.000
Hewlett-Packard Co.            COM              428236103      238 9220 SH       	Sole                 8910.304  310.000
                                                               165 6400 SH       	Defined 01                    6400.000
Home Depot Inc.                COM              437076102        8  184 SH       	Sole                  183.576
IBM Corp.                      COM              459200101     1345 7315 SH       	Sole                 7205.238  110.000
                                                               147  800 SH       	Defined 01                     800.000
Ingersoll-Rand Co. Ltd.        COM              g4776g101       14  460 SH       	Sole                  460.000
Intel Corp.                    COM              458140100       24  979 SH       	Sole                  978.886
Investigative Services Agency  COM              46130J104        0 1000 SH       	Sole                 1000.000
J.C. Penney                    COM              708160106       19  550 SH       	Sole                  550.000
J.P. Morgan Chase & Co.        COM              46625h100      81324466 SH       	Sole                24096.000  370.000
Johnson & Johnson              COM              478160104     126919356 SH       	Sole                18656.452  700.000
                                                                46  700 SH       	Defined 01                     700.000
Juniper Networks               COM              JNPR            37 1817 SH       	Sole                 1817.000
Kraft Foods, Inc.              COM              KFT             56 1500 SH       	Defined 01                    1500.000
Lowe's Companies Inc.          COM              548661107      86334000 SH       	Sole                31905.000 2095.000
                                                                43 1700 SH       	Defined 01                    1700.000
McDonald's Corp.               COM              580135101     129312890 SH       	Sole                12160.000  730.000
                                                                59  590 SH       	Defined 01                     590.000
Medtronic Inc.                 COM              585055106      123 3225 SH       	Sole                 3225.000
Merck & Co. Inc.               COM              589331107       30  800 SH       	Sole                  800.000
Microsoft Corp.                COM              594918104      76429443 SH       	Sole                28242.546 1200.000
NextEra Energy, Inc.           COM              302571104     117419285 SH       	Sole                18765.000  520.000
                                                               110 1800 SH       	Defined 01                    1800.000
Norfolk Southern Corp.         COM              655844108      98113470 SH       	Sole                13205.000  265.000
P.F. Chang's China Bistro Inc  COM              69333y106        3  103 SH       	Sole                  103.495
Paccar Inc.                    COM              693718108       81 2167 SH       	Sole                 2167.000
Pacific Capital Bancorp        COM              69404P101       12  412 SH       	Sole                  412.000
Pepsico Inc.                   COM              713448108      173 2600 SH       	Sole                 2600.000
Pfizer Inc.                    COM              717081103      21910122 SH       	Sole                10122.028
Philippine Long Distance Telep COM              PHI            101 1750 SH       	Sole                 1750.000
Praxair Inc.                   COM              74005P104      894 8360 SH       	Sole                 8190.000  170.000
                                                               107 1000 SH       	Defined 01                    1000.000
Procter & Gamble               COM              742718109       51  760 SH       	Sole                  760.000
                                                               147 2200 SH       	Defined 01                    2200.000
Progress Energy                COM              743263105       22  400 SH       	Defined 01                     400.000
Rogers Communications Inc.     COM              RCI            43311255 SH       	Sole                10630.000  625.000
Royal Dutch Shell PLC          COM              780259206       58  800 SH       	Defined 01                     800.000
Schlumberger Ltd.              COM              806857108      146 2135 SH       	Sole                 2135.000
Symantec Corp.                 COM              871503108       53 3400 SH       	Defined 01                    3400.000
Sysco Corp.                    COM              871829107       29 1000 SH       	Defined 01                    1000.000
Theravance, Inc.               COM              THRX           189 8542 SH       	Sole                 8542.000
Transocean Sedco Forex Inc.    COM              G90078109      335 8730 SH       	Sole                 8450.000  280.000
Travelers Corp.                COM              TRV              4   64 SH       	Sole                   64.000
Trinity Industries, Inc.       COM              TRN             96 3200 SH       	Sole                 3200.000
United Technologies Corp.      COM              913017109       29  400 SH       	Sole                  400.000
Verizon Communications         COM              92343V104       99 2460 SH       	Sole                 2460.000
                                                               122 3050 SH       	Defined 01                    3050.000
Visa Inc. A                    COM              92826C839       20  200 SH       	Sole                  200.000
Wal-Mart Stores Inc.           COM              931142103     141823732 SH       	Sole                23446.676  285.000
Walgreen Co.                   COM              931422109     131639815 SH       	Sole                39315.000  500.000
                                                                20  600 SH       	Defined 01                     600.000
Wells Fargo & Co.              COM              949746101     108739449 SH       	Sole                38849.000  600.000
                                                                50 1800 SH       	Defined 01                    1800.000
Westamerica Bancorp.           COM              WABC            31  700 SH       	Sole                  700.000
Whole Foods Market, Inc.       COM              WFM             88 1265 SH       	Sole                 1265.000
Telefonica Spon ADR                             879382208        7  396 SH       	Sole                      396
CNI Charter Large Cap Value Eq                  125977819        0 2283 SH       	Sole                 2283.177
AFds American High-Income Trus                  026547406       49 4620 SH       	Sole                 4620.455
AMFDS Fundamental Investors Cl                  360802102      208 5886 SH       	Sole                 5886.172
AMFDS Washington Mutual Invest                  939330106        8  294 SH       	Sole                  294.444
Alliance Bernstein Growth Fund                  01877F401        3   87 SH       	Sole                   87.000
Allianz RCM Technology Fund In                  018919464       19  439 SH       	Sole                  439.013
Calamos Growth Fund Cl A                        128119302       10  206 SH       	Sole                  206.476
Dodge & Cox Stock Fund                          256219106      197 1937 SH       	Sole                 1936.994
Dreyfus S&P 500 Index Fund                      26200Q105       65 1896 SH       	Sole                 1896.298
Federated Strategic Value Fund                  314172560      12525707 SH       	Defined 01                   25706.941
Fidelity Capital Appreciation                   316066109       34 1367 SH       	Sole                 1366.984
Fidelity Contra Fund                            316071109       32  468 SH       	Sole                  467.613
Fidelity Growth & Income Fund                   316389204       59 3252 SH       	Sole                 3251.583
Legg Mason ClearBridge Equity                   52469H636       69 5200 SH       	Sole                 5199.864
Putnam Equity Income Fund Clas                  746745108        5  350 SH       	Sole                  350.124
Putnam Fund for Growth & Incom                  746761105       26 2054 SH       	Sole                 2053.608
Putnam Global Equity Trust Fd                   746772102        5  670 SH       	Sole                  669.641
Schwab 1000 Index Fund                          808517106       35  981 SH       	Sole                  981.135
Schwab S&P 500 Select Shares                    808509855       40 2048 SH       	Sole                 2048.441
Vanguard 500 Index Fund                         922908108     292125227 SH       	Sole                25226.644
Vanguard Total Stock Market In                  922908306        8  251 SH       	Sole                  251.142
Gabelli Dividend & Income Trus                  GDV              8  500 SH       	Sole                  500.000
Nuveen Diversified Divd & Inco                  JDD              1  115 SH       	Sole                  115.000
SPDR S&P 500 Index Fund                         78462F103     313825001 SH       	Sole                25001.000
Schwab U.S. Broad Market ETF                    SCHB           112 3695 SH       	Sole                 3694.595
iShares S&P 500 Index Fund                      464287200       31  250 SH       	Sole                  250.000
Allianz AGIC Target Fund Cl A  MD               018918789       12  678 SH       	Sole                  678.042
Invesco Dynamics Fund Investor MD               00142C243        2  106 SH       	Sole                  105.612
Legg Mason  Mid Cap Core Fund  MD               52469H743        7  371 SH       	Sole                  370.701
Vanguard Mid Cap Index Fund    MD               922908843       33 1661 SH       	Sole                 1660.565
SPDR S&P Midcap 400 ETF                         MDY              6   38 SH       	Sole                   38.000
iShares S&P Midcap 400 Index F                  464287507     505357672 SH       	Sole                55672.000 2000.000
                                                                79  900 SH       	Defined 01                     900.000
American Century Small Cap Val SB               025076837       18 2385 SH       	Sole                 2385.134
Columbia Acorn Fund            SB               197199409        5  174 SH       	Sole                  174.043
Eagle Small Cap Growth A       SB               269858106       23  604 SH       	Sole                  604.461
iShares S&P Smallcap 600 Index                  464287804     333848876 SH       	Sole                47376.000 1500.000
                                                                55  800 SH       	Defined 01                     800.000
AMFDS New Perspectives Fund    EAFE             648018109       11  425 SH       	Sole                  424.894
American Funds EuroPacific Gr  EAFE             298706847       18  516 SH       	Sole                  515.911
iShares China Index Fund                        464287184     180151654 SH       	Sole                50754.000  900.000
iShares India Index Fund                        06739f291     178638305 SH       	Sole                37505.000  800.000
iShares MSCI Asia Ex-Japan Ind                  464286665     5222134144SH       	Sole               131269.000 2875.000
iShares MSCI Australia Index F                  EWA            156 7291 SH       	Sole                 7291.000
iShares MSCI Brazil Index Fund                  EWZ           118520650 SH       	Sole                20650.000
iShares MSCI Canada Index                       EWC            27610370 SH       	Sole                10370.000
iShares MSCI EAFE Index Fund                    464287465     420084792 SH       	Sole                83116.611 1675.000
                                                               154 3100 SH       	Defined 01                    3100.000
iShares MSCI Emerging Mkts Ind                  464287234     252266463 SH       	Sole                65513.000  950.000
AMFDS Smallcap World Fund Cl A                  831681101        9  269 SH       	Sole                  268.720
Wisdom Tree EM Small Cap Divid                  DGS           405298020 SH       	Sole                96395.000 1625.000
Annaly Capital Mgmt REIT       RA               NLY            69143285 SH       	Sole                    43285
AvalonBay Communities          RA               053484101       65  500 SH       	Defined 01                         500
Boston Properties, Inc.        RA               101121101     136513703 SH       	Sole                    13703
Camden Property Trust          RA               133131102     216134725 SH       	Sole                    34725
Health Care REIT, Inc.         RA               42217K106     259047505 SH       	Sole                    47505
Kimco Realty Corp.             RA               49446R109     111268483 SH       	Sole                    68483
National Retail Properties, In RA               637417106     135651390 SH       	Sole                    51390
Public Storage, Inc.           RA               74460D109     275120460 SH       	Sole                    20460
Rancon Realty Fund IV Reg Ltd  RA               3090020          3    4 SH       	Sole                        4
Simon Property Group           RA               828806109       80  624 SH       	Defined 01                         624
BP Prudhoe Bay Royalty Trust   RA               055630107     161714192 SH       	Sole                13967.000  225.000
                                                                40  350 SH       	Defined 01                     350.000
Cross Timbers Royalty Trust    RA               22757r109     232947647 SH       	Sole                47047.000  600.000
                                                                42  850 SH       	Defined 01                     850.000
Cushing MLP Premier I          RA               23162P308      47122948 SH       	Sole                22948.245
Mesabi Trust                   RA               590672101     209683510 SH       	Sole                82775.000  735.000
Northern Euro Oil Royalty Trus RA               659310106     186557352 SH       	Sole                56812.000  540.000
                                                                36 1100 SH       	Defined 01                    1100.000
Permian Basin Royalty Trust    RA               714236106     189492965 SH       	Sole                91165.000 1800.000
                                                                36 1775 SH       	Defined 01                    1775.000
Plum Creek Timber              RA               729251108     181949742 SH       	Sole                49142.000  600.000
                                                                99 2700 SH       	Defined 01                    2700.000
Potlatch Corporation           RA               PCH            167 5370 SH       	Sole                 5370.000
PowerShares DB Oil Fund        RA               DBO              9  325 SH       	Sole                  325.000
SPDR Gold Trust                RA               863307104        7   45 SH       	Sole                   45.000
Sabine Royalty Trust           RA               785688102     217934562 SH       	Sole                34062.000  500.000
                                                                39  625 SH       	Defined 01                     625.000
San Juan Basin Royalty Trust   RA               798241105     148665270 SH       	Sole                63940.000 1330.000
                                                                21  925 SH       	Defined 01                     925.000
iShares Dow Jones Commodities  RA               06738c778      282 6685 SH       	Sole                 6685.000
                                                                58 1375 SH       	Defined 01                    1375.000
AMFDS Capital Income Builder F                  140193400        8  165 SH       	Sole                  164.990
Oakmark Equity & Income Fund                    413838400       38 1393 SH       	Sole                 1393.353
Corts Trust for Ford Debenture                  KSK              5  200 SH       	Sole                  200.000